SHARE-BASED COMPENSATION - Stock Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 717	$ 488
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	254	216
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 463	$ 272